Stock-Based Compensation - Schedule of Stock Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 5,539	$ 93	$ 6,349	$ 255	$ 437	$ 313
Cost of Revenue
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	16		31
Selling, General and Administrative
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	5,477	77	6,235	207	400	302
Research and Development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 46	$ 16	$ 83	$ 48	$ 37	$ 11